Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents
Cash and Cash Equivalents

(14)Cash and Cash Equivalents

Details of this caption of the consolidated balance sheet at 31 December 2017 and 2016 are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016
Current deposits	655,463	470,298
Cash in hand and at banks	231,058	424,711

Total cash and cash equivalents	886,521	895,009